SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS (Details) - $ / shares			6 Months Ended
	Sep. 08, 2025	Dec. 20, 2024	Mar. 31, 2026
Valuation Technique, Binomial Pricing Model [Member]
Business Combination [Line Items]
Share price		$ 1,580
Risk free interest rate		437.00%
Expected life (years)		5 years
Expected volatility		84.50%
Valuation Technique, Monte Carlo Pricing Model [Member] | Series A Warrants [Member]
Business Combination [Line Items]
Share price	$ 32.30		$ 4.85
Risk free interest rate	357.00%		389.00%
Expected life (years)	5 years		4 years 4 months 24 days
Expected volatility	86.90%		83.80%
Initial floor price	$ 22.75		$ 22.75
Initial exercise price	112.00		3.90
Monte Carlo Model And Black Scholes [Member] | Series A Warrants [Member] | Ten Year [Member]
Business Combination [Line Items]
Share price	$ 32.30		$ 4.85
Risk free interest rate	405.00%		426.00%
Expected life (years)	10 years		10 years
Expected volatility	80.40%		79.10%
Initial floor price	$ 22.75		$ 22.75
Initial exercise price	0.004		0.004
Monte Carlo Model And Black Scholes [Member] | Series A Warrants [Member] | Fifteen Year [Member]
Business Combination [Line Items]
Share price	$ 32.30		$ 4.85
Risk free interest rate	435.00%		456.00%
Expected life (years)	15 years		15 years
Expected volatility	80.50%		79.40%
Initial floor price	$ 22.75		$ 22.75
Initial exercise price	$ 0.004		$ 0.004